Stock Options and Restricted Stock Awards (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Number of Shares
Outstanding	619,999	482,076
Granted	191,691	229,265
Lapse of restrictions/conversions	0	(67,953)
Canceled	(108,530)	(23,389)
Outstanding	703,160	619,999
Vested or Expected to Vest	636,595	448,924
Weighted - Average Grant Price
Outstanding	$ 31.95	$ 31.28
Granted	39.48	28.74
Lapse of restrictions/conversions	0	19.88
Canceled	37.09	21.73
Outstanding	34.08	31.95
Vested or Expected to Vest	$ 33.86	$ 31.43